Warrants (Details 1) - Fair Value, Inputs, Level 2 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants [Line Items]
Beginning balance	$ 1,129,246	$ 1,729,111	$ 1,499,362
Warrants issued to Hangzhou Lianluo
Warrants redeemed
Fair value change of the issued warrants included in earnings	(739,616)	(599,865)	229,749
Ending balance	$ 389,630	$ 1,129,246	$ 1,729,111